Other Assets	6 Months Ended
Jun. 30, 2026
Other Assets [Abstract]
OTHER ASSETS

Note 7 — OTHER ASSETS

Other assets — current consisted of the following:

	As of	As of June 30,
	December 31, 2025	2026 (Unaudited)	2026 (Unaudited)
	S$	S$	$
Prepayments	240,257	1,182,723	913,935
Short-term deposits	11,012	24,500	18,932
Interest receivable from a third party	128,588	184,398	142,491
Other assets – current	379,857	1,391,621	1,075,358

Other assets — non-current consisted of the following:

	As of	As of June 30,
	December 31, 2025	2026 (Unaudited)	2026 (Unaudited)
	S$	S$	$
Advance to suppliers	3,471	6,026	4,657
Long-term deposits	66,491	75,599	57,336
Other assets – non-current	69,962	81,625	63,075

Prepayments as of June 30, 2026 primarily included i) advance payments made for the exclusive patent license and development rights regarding drainage joint technology in the amount of S$517,640 ($400,000), for which the license rights had not yet become legally effective because the complete license documentation had not yet been provided in full as of the date of issuance of the unaudited condensed consolidated financial statements due to the fact that the full patent license documentation has not yet been fully provided. The Company has assessed the recoverability and no allowance provided as the Company expects the drainage joint technology will benefit the Company’s construction and renovation business in Singapore; ii) an advance payment of S$465,000 ($359,323) in connection with potential merger and acquisition professional advisory services; iii) prepaid fees for merger and acquisition advisory services in the amount of S$194,115 ($150,000), representing prepayments for professional advisory service, and iv) other miscellaneous operating-related prepayments in the amount of S$5,968 ($4,532), representing sundry operating advance payments.

Short-term deposits include deposits for tenders while long-term deposits primarily include deposits for leases.